Trading Assets - Summary of Analysis of Carrying Value of Trading Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Total trading securities	$ 137,148	$ 108,331
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	13,114	13,036
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	9,854	9,320
United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	6,823	5,182
Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	9,688	12,645
Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	85,016	57,178
Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	12,653	10,970
Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	54,655	44,024
U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	56,125	40,258
Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	4,861	4,402
Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	21,507	19,647
Within 3 months [member]
Disclosure of financial assets [line items]
Total trading securities	5,806	5,930
Within 3 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	868	938
Within 3 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	778	562
Within 3 months [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	61	461
Within 3 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,226	3,708
Within 3 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	873	261
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	2,151	1,640
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	432	1,249
Within 3 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	1,038	1,188
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	2,185	1,853
Three to 12 months [member]
Disclosure of financial assets [line items]
Total trading securities	6,970	7,923
Three to 12 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	892	1,180
Three to 12 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,434	818
Three to 12 months [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,097	93
Three to 12 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,000	3,864
Three to 12 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	1,547	1,968
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	2,663	2,362
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	1,848	1,340
Three to 12 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	820	1,074
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,639	3,147
One to 5 years [member]
Disclosure of financial assets [line items]
Total trading securities	21,320	21,308
One to 5 years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	6,134	5,708
One to 5 years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,829	2,026
One to 5 years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,366	3,846
One to 5 years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	4,022	3,715
One to 5 years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	5,969	6,013
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	9,034	7,402
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	7,618	10,150
One to 5 years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	2,316	1,727
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	2,352	2,029
Five to ten years [member]
Disclosure of financial assets [line items]
Total trading securities	8,210	6,163
Five to ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,399	1,915
Five to ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,215	1,107
Five to ten years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,123	644
Five to ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	293	1,039
Five to ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	2,180	1,458
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	4,663	3,577
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	3,124	1,212
Five to ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	17	77
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	406	1,297
Over ten years [member]
Disclosure of financial assets [line items]
Total trading securities	8,993	9,446
Over ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,821	3,295
Over ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	4,598	4,807
Over ten years [member] | United states treasury and other united states agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	176	138
Over ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	147	319
Over ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	1,251	887
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	8,028	8,406
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	717	707
Over ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	40	54
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	208	279
No specific maturity [member]
Disclosure of financial assets [line items]
Total trading securities	85,849	57,561
No specific maturity [member] | Common shares [member]
Disclosure of financial assets [line items]
Total trading securities	85,016	57,178
No specific maturity [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	833	383
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	28,116	20,637
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	42,386	25,600
No specific maturity [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	630	282
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	$ 14,717	$ 11,042